As filed with the Securities and Exchange Commission on August 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22503

Rochdale Alternative Total Return Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Rochdale Alternative Total Return Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2012 (Unaudited)

		Percentage of
Long-Term Investments1, 2, 3, 4:	Date Acquired	Members' Capital	Principal Amount	Cost	Fair Value

Life Settlement Contracts

American General Life #U100	Apr-11	3.6%	$600,000	$600,000	$1,668,266
Americal General Life #UM00	Feb-11	0.5	100,000	100,000	241,285
AXA Equitable Life #1572	Feb-11	3.1	535,000	535,000	1,457,580
AXA Equitable Life #1600	Jun-12	1.6	713,056	713,056	770,674
Beneficial Life #BL22	Jun-11	0.7	75,000	75,000	340,778
John Hancock Life #6686	May-12	2.8	1,240,939	1,240,939	1,322,384
John Hancock Life #9359	Nov-11	3.2	1,311,193	1,311,193	1,521,862
John Hancock Life #9379	Feb-11	3.3	550,000	550,000	1,537,627
John Hancock Life #9381	Nov-11	3.7	1,100,000	1,100,000	1,711,406
John Hancock Life #9390	May-11	2.8	670,000	670,000	1,329,570
John Hancock Life #9448	Aug-11	1.4	375,000	375,000	663,527
Lincoln Benefit Life #9330	Nov-11	6.8	2,538,566	2,538,566	3,178,435
Lincoln National Life #JJ70	May-11	2.0	320,000	320,000	930,760
Manufacturer's/John Hancock Life #6912	Jun-12	1.9	844,154	844,154	867,250
Massachusetts Mutual Life #1560	May-11	7.4	1,700,000	1,700,000	3,487,716
Massachusetts Mutual Life #1563	Feb-11	1.6	40,000	40,000	736,308
New York Life and Annuity #4757	Nov-11	5.0	2,011,522	2,011,522	2,329,165
New York Life and Annuity #5673	Nov-11	3.7	1,298,464	1,298,464	1,741,823
Pacific Life #7850	Jul-11	0.6	120,000	120,000	298,689
Penn Mutual Life #8193	Mar-11	1.2	280,000	280,000	563,433
PHL Life #8499	Aug-11	0.8	147,500	147,500	357,317
PHL Life #8509	Aug-11	0.8	147,500	147,500	357,317
PHL Variable Life #6161	Nov-11	7.6	3,021,609	3,021,609	3,548,942
Phoenix Life #5555	Jan-12	0.8	1,000	1,000	380,524
Reliastar/ ING #2047	Mar-11	1.5	305,000	305,000	688,986
Security Life of Denver #3394	Nov-11	3.5	1,228,975	1,228,975	1,629,457

Total Long-Term Investments		71.9%	$21,274,478	$21,274,478	$33,661,081

Short-Term Investment

Money Market Fund
First American Government Obligations Fund, 0.02% 5		26.3%	$12,346,139	$12,346,139	$12,346,139

Total Investments		98.2%	$33,620,617	$33,620,617	$46,007,220

1	Illiquid securities.
2	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers using the fair value method.
3	All investments are non-income producing.
4	Restricted securities.
5	7-Day Yield.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

Rochdale Alternative Total Return Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2012 (Unaudited), Continued

Summary of Fair Value Exposure

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are the classes of investments at June 30, 2012 grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total

Long-Term Investment
Life Settlement Contracts	$-	$-	$33,661,081	$33,661,081

Short-Term Investment
Money Market Fund	12,346,139	-	-	12,346,139

Total Investments	$12,346,139	$-	$33,661,081	$46,007,220

There were no significant transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended June 30, 2012:

Life Settlement Contracts
Balance, September 30, 2011	$11,845,685
Net change to fair value on life settlement contracts, net of premiums paid and continuing costs	17,411,798
Purchases	15,309,478
Sales	(10,905,880)
Balance, June 30, 2012	$33,661,081

Net unrealized gains relating to Level 3 investments in life settlement contracts still held at June 30, 2012	$12,386,603

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Alternative Total Return Fund LLC

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date        8/16/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date        8/16/2012

By (Signature and Title)    /s/ William O’Donnell
                                                William O’Donnell, Treasurer

Date       8/27/2012